INCOME TAXES - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Period adjustments to adjust previously reported purchase price allocations	$ 0.9
Non-capital loss carry forwards	362.0	$ 1,716.0
Unused tax losses	$ 115.7